Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
TIMING AND PRICING OF STOCK AWARDS
While we do not have a formal policy regarding the timing of equity awards, our practices regarding the grant of equity awards are designed to comply with applicable securities laws, and to reflect the integrity of our executive compensation program. The Board, together with the Compensation Committee, are responsible for determining the timing and terms of equity awards to eligible persons, including Named Executive Officers, other employees, and Directors. We do not grant equity awards in anticipation of the release of material non-public
information, and we do not time the release of material
non-public
information based upon grant dates of equity. Equity awards are granted in connection with our yearly compensation cycle at pre-scheduled
meetings. Currently, we do not issue stock options or SARS, and there are no stock options or SARS outstanding.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material non-public information, and we do not time the release of material non-public information based upon grant dates of equity.
MNPI Disclosure Timed for Compensation Value	false